INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jan. 01, 2023
Restructuring Cost and Reserve [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 842,000	$ 633,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 209,000	257,000
Unrecognized tax benefits		0		$ 0
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		546,543	$ 618,045
Net operating losses		1,178,000
Unrecognized tax benefits					$ 0
Xtribe PLC [Member] | UNITED KINGDOM
Restructuring Cost and Reserve [Line Items]
Net operating losses		12,910,000
Xtribe PLC [Member] | ITALY
Restructuring Cost and Reserve [Line Items]
Net operating losses		100
Xtribe PLC [Member] | SWITZERLAND
Restructuring Cost and Reserve [Line Items]
Net operating losses		$ 117,000